Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Subsidiary	Dec. 31, 2015 USD ($) Subsidiary	Dec. 31, 2014 USD ($) Subsidiary	Aug. 14, 2008 Vessel
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	$ 0	$ 0
Number of vessels yet to be purchased | Vessel				5
Capitalized interest	$ 0	0	$ 0
Vessel estimated useful life	30 years
Period between scheduled regulatory drydockings	5 years
Forecast Rate Period following charter expiry	4 years
Tonnage tax included within operating expenses	$ 93,000	124,000	$ 126,000
Deferred tax liability recognized	$ 20,000	$ 20,000
Series B Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Preferred shares dividend rate percentage	8.75%
United Kingdom [Member]
Significant Accounting Policies [Line Items]
Number of subsidiaries owned by the Company | Subsidiary	1	1	1
Principal rate of corporate income tax	20.00%	20.00%	21.00%